Note 3 - Loans and Allowance for Loan Losses (Detail) - TDR's Pre-Modification and Post-Modification (Performing to Modified Terms [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Owner-occupied
Pre-Modification of Recorded Investment	$ 10,936	$ 1,585
Post-Modification of Recorded Investment	10,877	1,487
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment	4,266
Post-Modification of Recorded Investment	4,222
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment	686
Post-Modification of Recorded Investment	671
Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment	5,984	400
Post-Modification of Recorded Investment	5,984	400
Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment		959
Post-Modification of Recorded Investment		868
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Owner-occupied
Pre-Modification of Recorded Investment		226
Post-Modification of Recorded Investment		$ 219